SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT	SHARE-BASED PAYMENT
Accounting policy
The Company offers long-term incentive plans to its statutory directors, executives and key employees as part of the compensation, aiming to retain and attract highly qualified personnel, as well as to allow people who can effectively contribute to the Company’s better performance the right to participate in the results of their contribution. The intent is also to ensure the continuity of the Company’s management by aligning the interests of participants with those of the shareholders.
The long-term incentive plans offered by the Company are share-based payment transactions, which can be settled in cash or through the delivery of equity instruments.
The expense (cost or expense, depending on the participant’s role) is recognized over the vesting period in the operating result, based on the grant-date fair value of the shares, with a corresponding entry to equity for equity-settled share-based payment transactions, or to liabilities (other payables, Note 20) for cash-settled share-based transactions.
The liability is remeasured at each reporting date and at the date of settlement, with any changes in fair value recognized in profit or loss for the period as financial results.
Cash-settled share-based payment transactions
Participants are subject to meeting corporate performance targets and service conditions to acquire the right.
Below, the position of outstanding shares granted:

			12.31.2023	Movements in 2024			12.31.2024		Movements in 2025			12.31.2025
Grant Month	Vesting Month	Fair value of the share at the grant date R$ (i)	Number of shares granted	Number granted	Quantity cancelled or adjusted	Number settled	Number of shares granted (ii)	Fair value of the liability US$ (iii)	Number granted	Quantity cancelled or adjusted	Number settled	Number of shares granted (ii)	Fair value of the liability US$ (iii)
Recurring plans
03.2019	03.2024	19.30	164,969	—	—	(164,969)	—	—	—	—	—	—	—
03.2020	03.2025	16.95	341,214	—	(1,404)	(168,061)	171,749	1.5	—	(2,405)	(169,344)	—	—
03.2021	03.2024	11.29	1,960,022	—	—	(1,960,022)	—	—	—	—	—	—	—
03.2022	03.2025	17.61	2,039,084	—	—	—	2,039,084	17.3	—	(33,166)	(2,005,918)	—	—
03.2023	03.2026	16.35	3,359,022	—	—	—	3,359,022	18.6	—	165,703	—	3,524,725	52.2
03.2024	03.2027	22.95	—	2,537,146	—	—	2,537,146	6.4	—	(42,200)	—	2,494,946	23.9
03.2025	03.2028	62.98	—	—	—	—	—	—	1,042,952	—	—	1,042,952	4.5

Non-recurring plans (iv)
09.2022	09.2027	13.69	13,611,375	—	—	—	13,611,375	45.6	—	—	—	13,611,375	121.9
11.2022	11.2026	12.58	4,530,448	—	—	—	4,530,448	18.6	—	—	—	4,530,448	50.0
09.2023	09.2027	18.55	1,771,760	—	(9,935)	—	1,761,825	4.3	—	—	—	1,761,825	13.7
02.2024	02.2028	22.43	—	4,088,971	(99,386)	—	3,989,585	8.3	—	(16,179)	—	3,973,406	26.6

							32,000,234	120.6				30,939,677	292.8
(i)The fair value of the share at the grant date is determined based on the volume‑weighted average price (VWAP) of EMBJ3 shares traded on B3 over the 30 trading sessions immediately prior to the 10th day preceding the date on which the Board of Directors sets the respective values.
(ii)The number of shares presented in this column will be recognized over the vesting period. Accordingly, it differs from the number of shares measured at fair value at the reporting date.
(iii)The fair value of the share used in measuring the fair value of the liability, amounting to US$15.67 (2024: US$9.07), was determined based on the volume‑weighted average price (VWAP) of EMBJ3 shares traded on B3 over the 10 trading sessions beginning on the 15th day of the relevant reference month. When applicable, dividends effectively distributed, including interest on equity, are added to the share’s fair value. This amount, together with the applicable payroll charges, is presented as other payables (Note 20).
(iv)For participants in these plans, advances are made on each anniversary of the grant date. As of December 31, 2025, advances made since the grant date total US$32.2 (2024: US$16.8), and the fair value of the liability is presented net of this amount.
Equity-settled share-based payment transactions
These plans are granted to employees of Eve Holding and its subsidiaries. The vesting of the right to receive shares (NYSE: EVEX) is subject to the achievement of performance targets, which may include market conditions, as well as service conditions (ranging from 2 to 5 years).
The fair value of the share at the grant date is the market price of the share on the grant date, except for plans that include market conditions. In such cases, a Monte Carlo simulation is used to estimate the fair value of the share at the grant date.
As of December 31, 2025, the number of granted but unvested shares without market conditions is 2,727,902 (2024: 1,972,220), with a weighted‑average grant‑date price of US$6.36 (2024: US$7.30), and a remaining average life of 1.8 years (2024: 2.3 years). As of the same date, the number of granted but unvested shares with market conditions is 552,234 (2024: 526,830), with a weighted‑average grant‑date price of US$12.53 (2024: US$12.53), and a remaining average life of 1.8 years (2024: 2.8 years).